Impairment of Non-Financial Assets (Details) - AUD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023
Impairment of non-financial asset [Abstract]
Impairment and write-down of non-financial assets	[1]	$ 271,310	$ 17,066	[2]	$ 0	[2]
Australian Operations [Member]
Impairment of non-financial asset [Abstract]
Impairment and write-down of non-financial assets			5,900
Corporate [Member]
Impairment of non-financial asset [Abstract]
Impairment and write-down of non-financial assets			5,100
Vallee lithium project [Member]
Impairment of non-financial asset [Abstract]
Impairment and write-down of non-financial assets			4,000
Other Individually Immaterial Projects [Member]
Impairment of non-financial asset [Abstract]
Impairment and write-down of non-financial assets			2,100
Capital Works in Progress [Member]
Impairment of non-financial asset [Abstract]
Impairment of non-financial assets		13,393	0		0
Write-down of non-financial assets		0	4,991		0
Exploration and Evaluation [Member]
Impairment of non-financial asset [Abstract]
Impairment of non-financial assets		0	7,266		0
Write-down of non-financial assets		0	4,809		0
Land and Buildings [Member]
Impairment of non-financial asset [Abstract]
Impairment of non-financial assets		25,287	0		0
Mine Properties [Member]
Impairment of non-financial asset [Abstract]
Impairment of non-financial assets		67,815	0		0
Plant and Equipment [Member]
Impairment of non-financial asset [Abstract]
Impairment of non-financial assets	[3]	164,815	$ 0		$ 0
Right-of-Use Assets [member]
Impairment of non-financial asset [Abstract]
Impairment of non-financial assets		$ 900

[1]	The total impairment and write down of $271.3 million for the year ended 30 June 2025 relates to North American Lithium. The total impairment and write down of $17.1 million for the year ended 30 June 2024 relates to the Australian operations ($5.9 million), Corporate ($5.1 million), Vallée Lithium Project ($4.0 million), and various other individually immaterial projects ($2.1 million).
[2]	Refer to Note 32 for details on restatement of prior period comparatives.
[3]	The impairment of $164.8 million for the year ended 30 June 2025 includes an allocation of $0.9 million to right-of-use assets.